Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000131659_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000131659_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000131659_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000239880_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000239880_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%
C000201028_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000201028_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000201028_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000131661_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000131661_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000131661_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000225827_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000225827_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000225827_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.02%
C000225826_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000225826_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000225826_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.02%
C000125598_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000125598_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000125598_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000248144_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000248144_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%
C000131659_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000131659_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.41%
C000131659_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.25%
C000239880_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.73%
C000239880_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%
C000201028_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%
C000201028_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.78%
C000201028_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%
C000201028_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%
C000201028_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.17%
C000201028_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%
C000201028_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%
C000201028_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.95%
C000201028_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%
C000131661_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%
C000131661_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.29%
C000131661_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000131661_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000131661_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000131661_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000131661_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000131661_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000131661_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000225827_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%
C000225827_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.32%
C000225827_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.35%
C000225827_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000225827_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.30%
C000225827_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.30%
C000225826_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.59%
C000225826_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.20%)
C000225826_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.20%
C000125598_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000125598_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.01%
C000125598_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000125598_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000125598_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000125598_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
C000248144_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%
C000248144_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
C000248144_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%
C000248144_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%